Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
Summary of Changes in Asset Retirement Obligation	The following table presents the changes in AROs as recorded in other long-term liabilities in the consolidated balance sheets:

	For the year ended December 31,
	2020	2019
Balance at beginning of period	$683	$352
Additional obligations incurred	3,689	288
Accretion expense	74	43

Balance at end of period	$4,446	$683